Principal changes in the scope of consolidation in 2023 (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination [Abstract]
Summary of Provisional Purchase Price Allocation
The provisional purchase price allocation led to the recognition of goodwill of €475 million, determined as follows:

(€ million)	Fair value at acquisition date
Other intangible assets	774
Other current and non-current assets and liabilities	90
Cash and cash equivalents	8
Deferred taxes, net	(5)
Net assets of QRIB Intermediate Holdings, LLC	867
Goodwill	475
Purchase price	1,342
The final purchase price allocation led to the recognition of €609 million of goodwill, determined as follows:

(€ million)	Fair value at acquisition date
Other intangible assets	493
Other current and non-current assets and liabilities	(13)
Cash and cash equivalents	118
Deferred taxes, net	(81)
Net assets of Amunix	517
Goodwill	609
Purchase price	1,126
The final purchase price allocation, as presented in the table below, led to the recognition of goodwill of €2,118 million:

(€ million)	Fair value at acquisition date
Other intangible assets	396
Deferred tax liabilities	(93)
Other current and non-current assets and liabilities	235
Cash and cash equivalents	247
Shire contingent consideration liability (see Note D.18.)	(323)
Net assets of Translate Bio	462
Goodwill	2,118
Purchase price	2,580